UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN			55101
(Address of principal executive offices)			(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders.

MAIRS & POWER FUNDS

Investing for the long-term

SEMI-ANNUAL
REPORT

JUNE 30, 2012

- GROWTH FUND (MPGFX)

est. 1958

- BALANCED FUND (MAPOX)

est. 1961

- SMALL CAP FUND (MSCFX)

est. 2011

Mairs & Power W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101 www.mairsandpower.com

MAIRS AND POWER FUNDS MARKET COMMENTARY

August 14, 2012

First Half Results

Although the stock market gave up some of its first quarter gains in the second quarter, the first half of 2012, as a whole, was relatively strong by almost any measure. The Standard & Poor's 500 Stock Index benchmark produced a first half return of 9.49% despite experiencing a negative return of -2.75% in the second quarter.

The second quarter weakness was a direct result of slowing economic growth and less favorable corporate profit comparisons. However, it should be noted that some of the weakness in corporate profits can be attributed to dollar strength and resulting negative currency adjustments for those companies with significant foreign operations, especially in Europe. Recently reported second quarter real Gross Domestic Product figures showed a disappointing 1.5% (preliminary basis) gain, down from a 1.9% increase in the first quarter. While consumer spending continued to show improvement, overall figures reflected declines in business and government outlays. Additional concerns weighing on investors' minds included European economic and financial problems, Middle East political uncertainties and a slowing growth rate in China.

During the period, interest rates continued to be at or near historic lows with the Federal Reserve aggressively attempting to stimulate economic growth with nearly every tool at its disposal. In this regard, low interest rates are believed to have been a major factor responsible for the strength in the stock market even in the face of significant future uncertainties.

Future Outlook

Despite an unusual number of major uncertainties looming in the months ahead, we remain positive on the market outlook beyond the Fall elections. This is primarily based on reasonable valuation levels (13x estimated coming twelve month earnings for the S&P 500 per Mairs and Power analysis) along with the likelihood of a continuing historically low level of interest rates with growing liquidity in the hands of most investors. However, investors should also be prepared for the possibility of above average volatility given the number and magnitude of economic and political problems both here and abroad.

While we share those concerns of individuals worried about such problems as the growing Federal deficit, the "Fiscal Cliff" being faced with the year end expiration of the Bush tax cuts, and the possibility of a recession next year, we believe some accommodation will be reached on many of these issues regardless of who wins the upcoming election.

While Mairs and Power will continue to focus on a longer term investment strategy and will resist the temptation to make shorter term market moves, this should not prevent us from making changes in our views if our assessment of future risks dictates such a change.

Price-Earnings Ratio is a valuation of a company's current price compared to its per share earnings.

MAIRS AND POWER GROWTH FUND

To Our Shareholders:

Benefiting from a relatively strong overall stock market environment, the Growth Fund performed quite well during the first half of 2012. Despite showing some weakness in the second quarter, the Fund turned in a first half investment return of 11.61% compared to a lesser return of 9.49% for the benchmark Standard & Poor's 500 Stock Index. The Fund did even better when compared to its peers as measured by the Lipper Multi-Cap Core Funds Index which produced a lower 7.44% return.

The Fund's first half performance was helped greatly by a minimal exposure to the energy sector which was the worst performing industry group during the period. Conversely, the Fund benefited from a somewhat above average showing by the health care sector, the Fund's largest sector weighting. Finally, the Fund was the beneficiary of a number of strong performances by individual holdings including MEDTOX Scientific (+91.89%), Cray (+86.71%), Stratasys (+62.94%), Valspar (+34.69%) and H. B. Fuller (+32.84%). The poorest performing issues included Daktronics (-27.80%), C. H. Robinson (-16.12%), Western Union (-7.78%), Fastenal (-7.57%) and NVE Corporation (-3.21%).

William B. Frels
President and Lead Manager

Mark L. Henneman
Vice President and Co-Manager

All investments have risks. The Growth Fund is designed for long-term investors. Equity investments are subject to market fluctuations, and the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Investments in small and midcap companies generally are more volatile. International investing risks include among others political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations.

Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

Mairs and Power Growth Fund
PERFORMANCE INFORMATION (unaudited)  June 30, 2012

Ten years of investment performance (through June 30, 2012)

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund 10 years ago.

Average annual total returns for periods ended June 30, 2012

	1 year	5 years	10 years	20 years
Mairs and Power Growth Fund	6.30%	2.32%	6.93%	12.02%
S&P 500(1)	5.45%	0.22%	5.33%	8.34%

Performance data quoted represents past performance and does not guarantee future results. All performance information shown includes the reinvestment of dividend and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most recent month-end performance figures, visit the Fund's website at www.mairsandpower.com or call Shareholder Services at (800) 304-7404.

(1)  The S&P 500 is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It is not possible to invest directly in an index.

Mairs and Power Growth Fund
FUND INFORMATION (unaudited)  June 30, 2012

Portfolio Managers

William B. Frels, lead manager since 2004
Co-manager since 1999
University of Wisconsin, BBA Finance 1962

Mark L. Henneman, co-manager since 2006
University of Minnesota, MBA Finance 1990

General Information

Fund Symbol	MPGFX
Net Asset Value (NAV) Per Share	$78.33
Expense Ratio	0.71%[1]
Portfolio Turnover Rate	0.91%
Sales Charge	None[2]
Fund Inception Year	1958

Portfolio Composition

Top Ten Portfolio Holdings

(Percent of Total Net Assets) 3

Valspar Corp.	5.3%
3M Co.	4.8
Target Corp.	4.4
Ecolab, Inc.	4.3
U.S. Bancorp	4.2
Toro Co.	4.0
Medtronic, Inc.	3.9
H.B. Fuller Co.	3.9
Donaldson Co., Inc.	3.9
Honeywell International Inc.	3.9

Portfolio Diversification

(Percent of Total Net Assets)

Common Stocks 98.0%
Health Care	17.9%
Basic Industries	16.6
Capital Goods	15.3
Financial	11.8
Technology	11.7
Consumer Cyclical	9.4
Diversified	7.4
Consumer Staple	5.5
Transportation	1.6
Energy	0.8
Short-Term Investments 2.0%[4]	2.0
100.0%

1  Ratio has been annualized for the six month period ended June 30, 2012.

2  Although the Fund is no-load, investment management fees and other expenses still apply.

3  All holdings in the portfolio are subject to change without notice and may or may not represent current or future portfolio composition. The mention of specific securities is not intended as a recommendation or offer for a particular security, nor is it intended to be a solicitation for the purchase or sale of any security.

4  Represents short-term investments and other assets and liabilities (net).

Mairs and Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)  June 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 98.0%
	BASIC INDUSTRIES 16.6%
2,185,000	Bemis Co., Inc.	$68,477,900
1,415,153	Ecolab, Inc.	96,980,435
2,850,000	H.B. Fuller Co. (a)	87,495,000
2,270,000	Valspar Corp.	119,152,300
		372,105,635
	CAPITAL GOODS 15.3%
332,000	Badger Meter, Inc.	12,466,600
2,620,000	Donaldson Co., Inc.	87,429,400
690,000	Fastenal Co.	27,813,900
1,870,000	Graco, Inc.	86,169,600
1,200,000	MTS Systems Corp. (a)	46,260,000
2,190,000	Pentair, Inc.	83,833,200
		343,972,700
	CONSUMER CYCLICAL 9.4%
510,000	G&K Services, Inc., Class A	15,906,900
1,700,000	Target Corp.	98,923,000
1,220,000	Toro Co.	89,413,800
130,000	The Walt Disney Company	6,305,000
		210,548,700
	CONSUMER STAPLE 5.5%
1,450,000	General Mills, Inc.	55,883,000
2,230,000	Hormel Foods Corp.	67,836,600
		123,719,600
	DIVERSIFIED 7.4%
1,210,000	3M Co.	108,416,000
2,730,000	General Electric Co.	56,893,200
		165,309,200
	ENERGY 0.8%
270,000	Schlumberger, Ltd. (b)	17,525,700
	FINANCIAL 11.8%
900,000	Associated Banc-Corp.	11,871,000
1,120,000	Principal Financial Group	29,377,600
3,110,000	TCF Financial Corp.	35,702,800
300,000	The Travelers Cos., Inc.	19,152,000
2,910,000	U.S. Bancorp	93,585,600

Mairs and Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	FINANCIAL (continued)
1,920,000	Wells Fargo & Co.	$64,204,800
720,000	Western Union Co.	12,124,800
		266,018,600
	HEALTH CARE 17.9%
1,030,000	Baxter International Inc.	54,744,500
1,090,000	Johnson & Johnson	73,640,400
522,500	MEDTOX Scientific, Inc. (a) (c)	14,086,600
2,270,000	Medtronic, Inc.	87,917,100
970,000	Patterson Cos., Inc.	33,435,900
1,550,000	Pfizer Inc.	35,650,000
1,270,000	St. Jude Medical, Inc. (c)	50,685,700
628,800	SurModics, Inc. (c)	10,878,240
166,900	Techne Corp.	12,383,980
430,000	Zimmer Holdings, Inc. (c)	27,674,800
		401,097,220
	TECHNOLOGY 11.7%
2,020,000	Corning Inc.	26,118,600
656,600	Cray Inc. (c)	7,931,728
1,720,000	Daktronics, Inc.	11,885,200
1,765,000	Emerson Electric Co.	82,213,700
170,000	Fiserv, Inc. (c)	12,277,400
1,550,000	Honeywell International Inc.	86,552,000
780,000	Intel Corp.	20,787,000
237,500	NVE Corporation (c)	12,765,625
50,000	Stratasys, Inc. (c)	2,477,500
		263,008,753
	TRANSPORTATION 1.6%
200,000	C.H. Robinson Worldwide, Inc.	11,706,000
310,000	United Parcel Service, Inc., Class B	24,415,600
		36,121,600
	TOTAL COMMON STOCKS (cost $1,380,029,144)	$2,199,427,708

Mairs and Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Shares	Security Description	Fair Value
	SHORT-TERM INVESTMENTS 1.8%
41,224,869	First American Prime Obligations Fund, Class Z, 0.08% (d) (cost $41,224,869)	$41,224,869
	TOTAL INVESTMENTS 99.8% (cost $1,421,254,013)	$2,240,652,577
	OTHER ASSETS AND LIABILITIES (NET) 0.2%	3,647,221
	TOTAL NET ASSETS 100.0%	$2,244,299,798

(a)  Affiliated company (Note 5).

(b)  Foreign security denominated in U.S. dollars. As of June 30, 2012, these securities represented $17,525,700 or 0.8% of total net assets.

(c)  Non-income producing.

(d)  The rate quoted is the annualized seven-day effective yield as of June 30, 2012.

See accompanying Notes to Financial Statements

MAIRS AND POWER BALANCED FUND

To Our Shareholders:

The Balanced Fund produced a relatively strong showing during the first half of 2012 mainly because of the strength shown by the stock portion of the portfolio. However, bonds also did fairly well because of a narrowing of interest rate spreads which favored corporates relative to U. S. Treasuries and Federal Agencies. The Fund delivered an overall investment return of 8.50% compared to a lower 6.86% return for its benchmark composite index (60% S&P 500 Stock Index and 40% Barclays Capital Gov't/Credit Bond Index). The Fund also outperformed the Lipper Balanced Funds Index, a peer group measurement, which came in with a 5.74% return for the same period.

On the equity side of the portfolio, performance benefited from an above average weighting in both the financial and health care sectors which were among the best performing groups during the period. Representation in poorer performing sectors such as basic industries, capital goods, energy and utilities was more average to below average. The best performing equity issues included Bank of America (+47.12%), Ingersoll-Rand (+38.43%), Valspar (+34.69%), H.B. Fuller (+32.84%) and Home Depot (+26.05%). The poorest performing issues included SUPERVALU (-36.21%), Murphy Oil (-9.78%) BP, p.l.c. (-5.15%), Schlumberger, Ltd. (-4.98%) and General Mills (-4.63%).

William B. Frels
President and Lead Manager

Ronald L. Kaliebe
Vice President and Co-Manager

All investments have risks. The Balanced Fund is designed for long-term investors. Equity investments are subject to market fluctuations, and the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Investments in small and midcap companies generally are more volatile. International investing risks include among others political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. The Fund is subject to yield and share price variances with changes in interest rates and market conditions. Investors should note that if interest rate rise significantly from current levels, bond total returns will decline and may even turn negative in the short-term. There is also a chance that some of the Fund's holdings may have their credit rating downgraded or may default.

Lipper Balanced Funds Index is an unmanaged index considered representative of balanced funds tracked by Lipper.

Mairs and Power Balanced Fund
PERFORMANCE INFORMATION (unaudited)  June 30, 2012

Ten years of investment performance (through June 30, 2012)

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund 10 years ago.

Average annual total returns for periods ended June 30, 2012

	1 year	5 years	10 years	20 years
Mairs and Power Balanced Fund	6.01%	3.89%	7.07%	9.30%
S&P 500(1)	5.45%	0.22%	5.33%	8.34%
Composite Index(2)	7.24%	3.32%	5.88%	7.95%

Performance data quoted represents past performance and does not guarantee future results. All performance information shown includes the reinvestment of dividend and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most recent month-end performance figures, visit the Fund's website at www.mairsandpower.com or call Shareholder Services at (800) 304-7404.

(1)  The S&P 500 is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It is not possible to invest directly in an index.

(2)  The Composite Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Capital Government/Credit Bond Index, which is composed of high-quality, investment-grade U.S. government and corporate fixed income securities with maturities greater than one year.

Mairs and Power Balanced Fund
FUND INFORMATION (unaudited)  June 30, 2012

Portfolio Managers

William B. Frels, lead manager since 1992
University of Wisconsin, BBA Finance 1962

Ronald L. Kaliebe, co-manager since 2006
University of Wisconsin-Madison
MBA Finance 1980

General Information

Fund Symbol	MAPOX
Net Asset Value (NAV) Per Share	$66.53
Expense Ratio	0.74%[1]
Portfolio Turnover Rate	2.35%
Sales Charge	None[2]
Fund Inception Year	1961

Portfolio Composition

Top Ten Common Stock Holdings

(Percent of Total Net Assets) 3

3M Co.	2.9%
Valspar Corp.	2.8
Emerson Electric Co.	2.5
Wells Fargo & Co.	2.4
United Parcel Service, Inc., Class B	2.3
Schlumberger, Ltd.	2.3
Honeywell International Inc.	2.2
H.B. Fuller Co.	2.1
Baxter International Inc.	2.1
Pentair, Inc.	1.9

Portfolio Diversification

(Percent of Total Net Assets)

Fixed Income Securities 34.5%
Corporate Bonds	29.0%
Asset Backed Securities	3.7
Federal Agency Obligations	1.8
Common Stocks 61.5%
Financial	10.0
Health Care	8.5
Energy	6.6
Basic Industries	6.5
Technology	6.5
Consumer Cyclical	6.0
Capital Goods	5.5
Consumer Staple	4.5
Diversified	4.5
Transportation	2.4
Utilities	0.5
Preferred Stocks 0.1%	0.1
Short-Term Investments 3.9%[4]	3.9
100.0%

1  Ratio has been annualized for the six month period ended June 30, 2012.

2  Although the Fund is no-load, investment management fees and other expenses still apply.

3  All holdings in the portfolio are subject to change without notice and may or may not represent current or future portfolio composition. The mention of specific securities is not intended as a recommendation or offer for a particular security, nor is it intended to be a solicitation for the purchase or sale of any security.

4  Represents short-term investments and other assets and liabilities (net).

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)  June 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 34.5%
	FEDERAL AGENCY OBLIGATIONS 1.8%
$500,000	Federal National Mortgage Association	4.050%	12/17/25	$505,606
500,000	Federal Home Loan Banks	4.740%	01/07/26	508,685
500,000	Federal Farm Credit Bank	4.700%	01/04/27	508,742
500,000	Federal National Mortgage Association	4.000%	10/03/31	502,412
500,000	Federal National Mortgage Association	4.000%	10/24/31	503,979
500,000	Federal National Mortgage Association	4.150%	11/07/31	504,569
500,000	Federal National Mortgage Association	4.000%	04/09/32	507,493
500,000	Federal Farm Credit Bank	4.150%	11/16/35	503,457
				4,044,943
	CORPORATE BONDS 29.0%
	CONSUMER CYCLICAL 1.2%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	521,150
500,000	Deluxe Corp.	7.375%	06/01/15	507,500
500,000	Gannett Co., Inc.	6.375%	09/01/15	532,500
500,000	Deluxe Corp.	7.000%	03/15/19	517,500
500,000	Best Buy Co., Inc.	5.500%	03/15/21	459,033
				2,537,683
	FINANCIAL 18.5%
500,000	SunTrust Banks, Inc.	5.250%	11/05/12	507,222
500,000	Harley Davidson Funding Corp. (a)	5.250%	12/15/12	508,233
453,000	City National Corp.	5.125%	02/15/13	461,761
250,000	Goldman Sachs Group, Inc. (a)	8.000%	03/01/13	258,195
500,000	Metropolitan Life Global Funds I (a)	5.125%	04/10/13	516,535
500,000	Fifth Third Bancorp	6.250%	05/01/13	520,765
500,000	Genworth Life Financial Inc. (a)	5.875%	05/03/13	508,415
500,000	Protective Life Corp.	4.300%	06/01/13	514,329
250,000	Allstate Corp.	7.500%	06/15/13	266,480
500,000	Harleysville Group	5.750%	07/15/13	525,196
500,000	SLM Corporation	5.000%	10/01/13	515,000
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	503,999
415,000	Liberty Mutual Group Inc. (a)	5.750%	03/15/14	438,174
500,000	GATX Corp.	8.750%	05/15/14	563,737
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	508,097
500,000	Citigroup Inc.	5.000%	09/15/14	512,534
500,000	Regions Financial Corp.	7.750%	11/10/14	540,000
500,000	SLM Corporation	5.050%	11/14/14	514,977
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	527,465

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Principal Life Global (a)	5.050%	03/15/15	$542,485
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	533,119
500,000	TCF National Bank	5.500%	02/01/16	532,065
500,000	Key Bank National Association	5.450%	03/03/16	555,152
500,000	Symetra Financial Corp. (a)	6.125%	04/01/16	511,210
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	260,505
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	516,944
500,000	Torchmark Corp.	6.375%	06/15/16	557,966
500,000	Western Union Co.	5.930%	10/01/16	580,103
500,000	National City Bank	5.250%	12/15/16	556,356
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	538,984
500,000	Citigroup Inc.	5.500%	02/15/17	522,470
500,000	Ford Motor Credit Co.	3.875%	03/20/17	495,173
500,000	White Mountain Group, Ltd. (a) (b)	6.375%	03/20/17	529,196
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	257,282
500,000	Comerica Incorporated	5.200%	08/22/17	559,727
500,000	Bank of America Corp.	6.000%	09/01/17	539,593
500,000	American Express Company	6.000%	09/13/17	590,491
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	244,447
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	576,591
500,000	The Hartford Financial Services Group Inc.	4.000%	10/15/17	502,074
500,000	Prudential Financial Inc.	6.000%	12/01/17	575,101
500,000	Barclays Bank, PLC (a) (b)	6.050%	12/04/17	505,222
1,000,000	Morgan Stanley	5.950%	12/28/17	1,027,161
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	535,144
500,000	Wachovia Corp.	5.750%	02/01/18	591,417
500,000	United Health Group, Inc.	6.000%	02/15/18	605,023
250,000	Lincoln National Corp.	7.000%	03/15/18	293,099
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	578,647
500,000	Morgan Stanley	6.625%	04/01/18	522,784
500,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	559,468
500,000	Provident Cos.	7.000%	07/15/18	574,291
500,000	MetLife Inc.	6.817%	08/15/18	609,846
500,000	Associated Banc-Corp	9.250%	10/15/18	514,945
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	535,588
500,000	Royal Bank of Scotland Group, PLC (b)	5.250%	02/15/19	507,193
500,000	BB&T Corp.	6.850%	04/30/19	630,559

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$250,000	Berkley (WR) Corp.	6.150%	08/15/19	$278,875
500,000	Protective Life Corp.	7.375%	10/15/19	577,917
500,000	Credit Suisse (b)	5.400%	01/14/20	520,034
500,000	Morgan Stanley	5.500%	01/26/20	489,710
500,000	The Hartford Financial Services Group Inc.	5.500%	03/30/20	522,028
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	425,272
537,000	Manufacturers & Traders Trust Co. (c)	5.585%	12/28/20	530,564
1,000,000	Nationwide Financial Services (a)	5.375%	03/25/21	1,032,591
500,000	Markel Corporation	5.350%	06/01/21	526,752
500,000	Goldman Sachs Group, Inc.	5.250%	07/27/21	507,909
500,000	Genworth Life Financial Inc.	7.625%	09/24/21	472,417
500,000	AFLAC, Inc.	4.000%	02/15/22	519,825
500,000	GATX Corp.	4.750%	06/15/22	505,515
500,000	Prudential Financial Inc.	6.000%	02/15/23	498,024
500,000	CNA Financial Corp.	7.250%	11/15/23	580,054
500,000	Pacific Life Insurance Co. (a)	7.900%	12/30/23	612,717
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	311,602
500,000	Barclays Bank, PLC (b) (c)	4.000%	06/20/25	491,054
500,000	Citigroup Inc.	5.200%	01/25/27	490,485
250,000	Provident Cos.	7.250%	03/15/28	276,946
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	573,883
500,000	Bank of America Corp. (c)	5.500%	03/29/30	491,392
10,000	Raymond James Financial Inc. (e)	6.900%	03/15/42	271,400
				40,385,501
	INDUSTRIAL 7.2%
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	500,572
500,000	Cargill, Inc. (a)	5.200%	01/22/13	511,942
500,000	Transocean Ltd. (b)	5.250%	03/15/13	513,497
250,000	Willamette Industries	7.125%	07/22/13	258,151
500,000	Ingersoll-Rand Co., Ltd. (b)	6.000%	08/15/13	527,170
250,000	Maytag Corp.	5.000%	05/15/15	258,365
340,000	Johnson Controls, Inc.	5.500%	01/15/16	382,178
500,000	International Paper Co.	5.250%	04/01/16	550,254
500,000	SUPERVALU Inc.	8.000%	05/01/16	506,250
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	567,389
500,000	Valspar Corp.	6.050%	05/01/17	569,872
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	525,484

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$525,000	Cargill, Inc. (a)	6.000%	11/27/17	$624,442
250,000	ServiceMaster Co.	7.100%	03/01/18	233,125
250,000	ConocoPhillips	6.650%	07/15/18	312,944
350,000	PPG Industries	7.400%	08/15/19	435,505
500,000	MASCO Corp.	7.125%	03/15/20	551,680
500,000	Pentair, Inc.	5.000%	05/15/21	554,284
500,000	Carpenter Technology	5.200%	07/15/21	521,850
500,000	Idex Corporation	4.200%	12/15/21	518,552
500,000	MASCO Corp.	5.950%	03/15/22	514,693
500,000	URS Corp. (a)	5.000%	04/01/22	493,883
500,000	Murphy Oil Corp.	4.000%	06/01/22	509,226
500,000	Whirlpool Corporation	4.700%	06/01/22	505,510
500,000	Hewlett-Packard Company	4.050%	09/15/22	503,719
500,000	Wyeth	6.450%	02/01/24	672,837
865,000	Union Carbide Corp.	7.500%	06/01/25	1,040,289
500,000	Toro Co.	7.800%	06/15/27	592,909
527,000	Land O'Lakes Capital Trust I (a)	7.450%	03/15/28	503,285
500,000	Global Marine	7.000%	06/01/28	533,396
500,000	Pitney Bowes	5.250%	01/15/37	498,579
				15,791,832
	UTILITIES 2.1%
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	534,535
500,000	Commonwealth Edison Co.	6.150%	09/15/17	605,419
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	284,759
250,000	South Jersey Gas Co.	7.125%	10/22/18	301,261
250,000	United Utilities PLC (b)	5.375%	02/01/19	266,469
500,000	Chesapeake Energy	6.775%	03/15/19	487,500
250,000	Verizon Communications, Inc.	6.350%	04/01/19	311,624
500,000	CenturyLink, Inc.	6.150%	09/15/19	515,754
500,000	U S West Capital Funding Inc.	6.875%	07/15/28	482,060
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	499,746
10,000	Nextera Energy Capital	5.700%	03/01/72	264,500
				4,553,627
	TOTAL CORPORATE BONDS			63,268,643

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Par Value/Shares	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 3.7%
$100,271	GATX Corp.	7.500%	02/28/15	$105,510
500,000	American Airlines, Inc. (a) (d)	7.500%	03/15/16	472,500
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust (a)	6.750%	05/23/17	495,650
442,375	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	01/08/18	504,308
465,166	American Airlines Pass Through Trust 2011-1 Pass Through Cert (a)	7.000%	07/31/19	453,537
380,432	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	376,628
959,512	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	949,916
465,457	Delta Airlines 2011-1 Pass Thru Cert	5.300%	10/15/20	498,039
982,591	America West Airlines, Inc.	8.057%	01/02/22	992,417
970,817	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	1,006,057
214,321	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	232,280
413,285	Southwest Airlines Co.	6.150%	02/01/24	467,529
954,152	US Airways 2010-1 Class A Pass Through Cert	6.250%	10/22/24	1,003,100
491,968	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	04/22/25	525,176
				8,082,647
	TOTAL FIXED INCOME SECURITIES (cost $69,863,874)			$75,396,233
	COMMON STOCKS 61.5%
	BASIC INDUSTRIES 6.5%
81,000	Bemis Co., Inc.			2,538,540
14,000	Ecolab, Inc.			959,420
153,000	H.B. Fuller Co.			4,697,100
115,000	Valspar Corp.			6,036,350
				14,231,410
	CAPITAL GOODS 5.5%
80,000	Graco, Inc.			3,686,400
23,000	Ingersoll-Rand Co., Ltd. (b)			970,140
87,000	MTS Systems Corp.			3,353,850
107,000	Pentair, Inc.			4,095,960
				12,106,350
	CONSUMER CYCLICAL 6.0%
140,000	Deluxe Corp.			3,491,600
15,000	Genuine Parts Co.			903,750
74,000	Home Depot, Inc.			3,921,260
256	Motors Liq Co. GUC TR (d)			3,136
30,000	Sturm, Ruger & Co., Inc.			1,204,500

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	CONSUMER CYCLICAL (continued)
36,000	Target Corp.	$2,094,840
20,000	Toro Co.	1,465,800
		13,084,886
	CONSUMER STAPLE 4.5%
73,000	General Mills, Inc.	2,813,420
15,000	The Hershey Co.	1,080,450
118,000	Hormel Foods Corp.	3,589,560
26,000	Kimberly-Clark Corp.	2,178,020
50,000	SUPERVALU Inc.	259,000
		9,920,450
	DIVERSIFIED 4.5%
71,000	3M Co.	6,361,600
170,000	General Electric Co.	3,542,800
		9,904,400
	ENERGY 6.6%
35,000	BP p.l.c. ADR (b) (f)	1,418,900
50,000	ConocoPhillips	2,794,000
36,000	Exxon Mobil Corp.	3,080,520
27,000	Murphy Oil Corp.	1,357,830
25,000	Phillips 66 (e)	831,000
77,000	Schlumberger, Ltd. (b)	4,998,070
		14,480,320
	FINANCIAL 10.0%
26,000	American Express Co.	1,513,460
71,000	Associated Banc-Corp.	936,490
59,000	Bank of America Corp.	482,620
79,000	JPMorgan Chase & Co.	2,822,670
20,000	Lincoln National Corp.	437,400
144,000	Principal Financial Group	3,777,120
112,000	TCF Financial Corp.	1,285,760
35,000	The Travelers Cos., Inc.	2,234,400
98,000	U.S. Bancorp	3,151,680
156,000	Wells Fargo & Co.	5,216,640
		21,858,240
	HEALTH CARE 8.5%
18,000	Abbott Laboratories	1,160,460
85,000	Baxter International Inc.	4,517,750

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
50,000	Bristol-Myers Squibb Co.	$1,797,500
60,000	Eli Lilly & Co.	2,574,600
38,000	Johnson & Johnson	2,567,280
71,000	Medtronic, Inc.	2,749,830
142,000	Pfizer Inc.	3,266,000
		18,633,420
	TECHNOLOGY 6.5%
115,000	Corning Inc.	1,486,950
116,000	Emerson Electric Co.	5,403,280
87,000	Honeywell International Inc.	4,858,080
12,000	International Business Machines Corp.	2,346,960
		14,095,270
	TRANSPORTATION 2.4%
65,000	United Parcel Service, Inc., Class B	5,119,400
	UTILITIES 0.5%
40,000	Xcel Energy Inc.	1,136,400
	TOTAL COMMON STOCKS (cost $88,299,023)	$134,570,546
	PREFERRED STOCKS 0.1%
	UTILITIES 0.1%
10,000	SCE Trust I (e)	254,800
	TOTAL PREFERRED STOCKS (cost $250,000)	$254,800
	SHORT-TERM INVESTMENTS 3.7%
8,146,783	First American Prime Obligations Fund, Class Z, 0.08% (g) (cost $8,146,783)	$8,146,783
	TOTAL INVESTMENTS 99.8% (cost $166,559,680)	$218,368,362
	OTHER ASSETS AND LIABILITIES (NET) 0.2%	465,784
	TOTAL NET ASSETS 100.0%	$218,834,146

(a)  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Funds's Board of Trustees. As of June 30, 2012, these securities represented $10,664,202 or 4.9% of total net assets.

Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

(b)  Foreign security denominated in U.S. dollars. As of June 30, 2012, these securities represented $11,246,945 or 5.1% of total net assets.

(c)  Step Bonds – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of June 30, 2012.

(d)  Non-income producing – Issue is in default.

(e)  Non-income producing.

(f)  American Depository Receipt.

(g)  The rate quoted is the annualized seven-day effective yield as of June 30, 2012.

See accompanying Notes to Financial Statements

MAIRS AND POWER SMALL CAP FUND

To Our Shareholders:

The Small Cap Fund performed very well in the first half of the year, benefiting from a fairly strong market environment. The Fund delivered a first half return of 17.66% compared to an 7.98% return for its benchmark, the Standard & Poor's Small Cap 600 Index. The Fund also outperformed its peers in the period as the Lipper Small Cap Core Funds Index was up 6.24%.

Stock selection drove performance in the first half as sector weights, such as an overweight in the underperforming industrial sector, appeared to be a slight drag on relative performance. Underweights in the outperforming consumer discretionary sector and financials sector also were slight detractors from relative performance in the first half.

Conversely, Fund performance benefited greatly from individual stock selection with MEDTOX Scientific (+91.89%), Cray (+86.71%), and Stratasys (+62.94%) all showing out-sized gains. The poorest performing stocks in the first half included Superior Energy Services (-28.87%), Daktronics (-27.80%), and Oasis Petroleum (-16.88%). New additions to the Fund in the quarter included Deluxe Corp., a check printing and small business services company; Proto Labs, a rapid prototype manufacturer; and MDU Resources, a North Dakota based diversified utility company.

Andrew R. Adams
Vice President and Lead Manager

Past performance is no guarantee of future results for the Mairs and Power Funds.
The Mairs and Power Funds' investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectuses or full prospectuses contain this and other important information about the each Fund, and they may be obtained by calling Shareholder Services at (800) 304-7404, or visiting www.mairsandpower.com. Read the summary prospectuses or full prospectuses carefully before investing.

All investments have risks. The Small Cap Fund is designed for long-term investors. Equity investments are subject to market fluctuations, the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Investments in small and midcap companies generally are more volatile. International investing risks include among others political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. The Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded.

Lipper Small Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

As of August 1, 2012, ALPS Distributors, Inc. will be the Distributor for the Mairs and Power Funds.

Mairs and Power Small Cap Fund
PERFORMANCE INFORMATION (unaudited)  June 30, 2012

Investment performance since commencement of operations (through June 30, 2012)

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund since commencement of operations.

Average annual total returns for periods ended June 30, 2012

	3 Month(1)	6 Month(1)	Since Inception(1)(2)
Mairs and Power Small Cap Fund	2.17%	17.66%	31.90%
S&P Small Cap 600(3)	-3.58%	7.98%	18.74%

Performance data quoted represents past performance and does not guarantee future results. All performance information shown includes the reinvestment of dividend and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most recent month-end performance figures, visit the Fund's website at www.mairsandpower.com or call Shareholder Services at (800) 304-7404.

(1)  Periods less than one year are not annualized.

(2)  Since commencement of operations performance is as of August 11, 2011, which is the offering date of the Small Cap Fund.

(3)  The S&P Small Cap 600 covers approximately 3% of the domestic equities market. Measuring the small cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. It is not possible to invest directly in an index.

Mairs and Power Small Cap Fund
FUND INFORMATION (unaudited)  June 30, 2012

Portfolio Managers

Andrew R. Adams, lead manager since 2011
University of Wisconsin-Madison
MS Finance 1997

General Information

Fund Symbol	MSCFX
Net Asset Value (NAV) Per Share	$13.19
Expense Ratio	1.25%[1]
Portfolio Turnover Rate	9.04%
Sales Charge	None[2]
Fund Inception Year	2011

Portfolio Composition

Top Ten Portfolio Holdings

(Percent of Total Net Assets) 3

Associated Banc-Corp.	3.4%
Deluxe Corp.	3.3
ALLETE, Inc.	3.3
Titan Machinery, Inc.	3.1
Valspar Corp.	3.1
Techne Corp.	3.0
Hawkins, Inc.	3.0
Hub Group, Inc.	2.9
LKQ Corporation	2.9
Snap-on Incorporated	2.7

Portfolio Diversification

(Percent of Total Net Assets)

Common Stocks 96.2%
Capital Goods	16.1%
Financial	14.9
Basic Industries	14.0
Consumer Cyclical	13.0
Technology	12.3
Health Care	8.6
Utilities	5.6
Energy	4.4
Transportation	4.4
Consumer Staple	2.9
Short-Term Investments 3.8%[4]	3.8
100.0%

1  Ratio has been annualized for the six month period ended June 30, 2012.

2  Although the Fund is no-load, investment management fees and other expenses still apply.

3  All holdings in the portfolio are subject to change without notice and may or may not represent current or future portfolio composition. The mention of specific securities is not intended as a recommendation or offer for a particular security, nor is it intended to be a solicitation for the purchase or sale of any security.

4  Represents short-term investments and other assets and liabilities (net).

Mairs and Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)  June 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS 96.2%
	BASIC INDUSTRIES 14.0%
25,500	Apogee Enterprises, Inc.	$409,785
12,800	Bemis Co., Inc.	401,152
12,800	Hawkins, Inc.	488,704
16,700	Titan Machinery, Inc. (a)	507,179
9,600	Valspar Corp.	503,904
		2,310,724
	CAPITAL GOODS 16.1%
10,000	Badger Meter, Inc.	375,500
6,500	Graco, Inc.	299,520
21,600	MOCON, Inc.	332,640
9,900	MTS Systems Corp.	381,645
20,200	Oshkosh Corporation (a)	423,190
10,300	Pentair, Inc.	394,284
7,200	Snap-on Incorporated	448,200
		2,654,979
	CONSUMER CYCLICAL 13.0%
3,600	Buffalo Wild Wings, Inc. (a)	311,904
11,200	Cabela's Inc. (a)	423,472
22,000	Deluxe Corp.	548,680
14,500	LKQ Corporation (a)	484,300
5,200	Toro Co.	381,108
		2,149,464
	CONSUMER STAPLE 2.9%
7,100	Casey's General Stores, Inc.	418,829
1,100	Morningstar, Inc.	63,624
		482,453
	ENERGY 4.4%
2,000	GeoResources, Inc. (a)	73,220
12,600	Oasis Petroleum Inc. (a)	304,668
17,200	Superior Energy Services, Inc.(a)	347,956
		725,844
	FINANCIAL 14.9%
41,900	Associated Banc-Corp.	552,661
27,400	Associated Estates Realty Corporation	409,630
4,800	Piper Jaffray Companies (a)	112,464
26,500	PrivateBancorp, Inc.	391,140
31,800	TCF Financial Corp.	365,064

Mairs and Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	FINANCIAL (continued)
7,000	Waddell & Reed Financial, Inc.	$211,960
11,500	Wintrust Financial Corporation	408,250
		2,451,169
	HEALTH CARE 8.6%
7,300	Landauer, Inc.	418,509
6,600	MEDTOX Scientific, Inc. (a)	177,936
9,400	Patterson Cos., Inc.	324,018
6,600	Techne Corp.	489,720
		1,410,183
	TECHNOLOGY 12.3%
5,700	Advent Software, Inc. (a)	154,527
35,700	Cray Inc. (a)	431,256
57,700	Daktronics, Inc.	398,707
5,900	NVE Corporation (a)	317,125
5,800	Proto Labs, Inc. (a)	166,808
1,800	SPS Commerce, Inc. (a)	54,684
2,650	Stratasys, Inc. (a)	131,308
46,500	VASCO Data Security International, Inc. (a)	380,370
		2,034,785
	TRANSPORTATION 4.4%
12,700	Echo Global Logistics, Inc. (a)	242,062
13,400	Hub Group, Inc. (a)	485,080
		727,142
	UTILITIES 5.6%
12,900	ALLETE, Inc.	539,220
17,500	MDU Resources Group, Inc.	378,175
		917,395
	TOTAL COMMON STOCKS (cost $14,270,778)	$15,864,138

Mairs and Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)  June 30, 2012

Shares	Security Description	Fair Value
	SHORT-TERM INVESTMENTS 2.1%
342,027	First American Prime Obligations Fund, Class Z, 0.08% (b) (cost $342,027)	$342,027
	TOTAL INVESTMENTS 98.3% (cost $14,612,805)	$16,206,165
	OTHER ASSETS AND LIABILITIES (NET) 1.7%	282,729
	TOTAL NET ASSETS 100.0%	$16,488,894

(a)  Non-income producing.

(b)  The rate quoted is the annualized seven-day effective yield as of June 30, 2012.

See accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)  June 30, 2012

	Mairs and Power Growth Fund	Mairs and Power Balanced Fund	Mairs and Power Small Cap Fund
ASSETS
Investments, at fair value (Note 1):
Unaffiliated securities *	$2,092,810,977	$218,368,362	$16,206,165
Affiliated securities (Note 5) *	147,841,600	-	-
	2,240,652,577	218,368,362	16,206,165
Cash	-	3,680	-
Receivable for Fund shares sold	2,056,892	70,459	314,547
Receivable for securities sold	521,960	-	127,196
Receivable from Adviser (Note 2)	-	-	13,246
Dividends and interest receivable	2,882,637	1,272,281	8,669
Prepaid expenses and other assets	80,752	34,638	30,354
	2,246,194,818	219,749,420	16,700,177
LIABILITIES
Payable for Fund shares redeemed	379,406	50,656	-
Payable for securities purchased	-	678,141	162,502
Accrued investment management fees (Note 2)	1,072,404	104,279	10,267
Accrued Fund administration fees (Note 2)	86,007	7,617	1,809
Accrued audit expense	20,945	14,351	10,343
Accrued transfer agent fees	222,797	15,610	4,788
Accrued expenses and other liabilities	113,461	44,620	21,574
	1,895,020	915,274	211,283
NET ASSETS	$2,244,299,798	$218,834,146	$16,488,894
NET ASSETS CONSIST OF
Portfolio capital	$1,414,495,792	$167,070,191	$14,753,389
Undistributed net investment income	864,999	224,049	9,081
Undistributed net realized gain (loss) on investments	9,540,443	(268,776)	133,064
Net unrealized appreciation of investments	819,398,564	51,808,682	1,593,360
TOTAL NET ASSETS	$2,244,299,798	$218,834,146	$16,488,894
Fund shares, par value	$0.01	$0.10	$0.01
Authorized	100,000,000	10,000,000	unlimited
Fund shares issued and outstanding	28,650,058	3,289,037	1,250,390
Net asset value per share	$78.33	$66.53	$13.19
* Cost of investments
Cost of unaffiliated securities	$1,362,035,595	$166,559,680	$14,612,805
Cost of affiliated securities (Note 5)	59,218,418	-	-
	$1,421,254,013	$166,559,680	$14,612,805

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)  Six Months Ended June 30, 2012

	Mairs and Power Growth Fund	Mairs and Power Balanced Fund	Mairs and Power Small Cap Fund
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$25,541,384	$1,667,659	$57,614
Dividends from affiliated securities (Note 5)	1,064,250	-	-
Interest	14,718	2,125,127	143
TOTAL INCOME	26,620,352	3,792,786	57,757
Expenses:
Investment management fees (Note 2)	6,496,951	615,163	38,081
Fund administration fees (Note 2)	199,330	14,396	7,781
Fund accounting	120,146	38,812	16,780
Trustees' compensation (Note 2)	81,788	7,484	2,805
Transfer agent fees	505,021	35,789	10,693
Custodian fees	72,855	6,969	3,284
Legal and audit fees	60,823	19,543	14,394
Printing and mailing fees	45,949	6,131	9,604
Other expenses	76,506	18,796	4,279
Total expenses before expense reimbursement	7,659,369	763,083	107,701
Expense reimbursement (Note 2)	-	-	(54,811)
TOTAL EXPENSES	7,659,369	763,083	52,890
NET INVESTMENT INCOME	18,960,983	3,029,703	4,867
REALIZED AND UNREALIZED GAIN (LOSS) (Note 4)
Net realized gain (loss) on investments
Unaffiliated issuers	8,229,055	(275,188)	134,805
Affiliated issuers (Note 5)	1,832,889	-	-
	10,061,944	(275,188)	134,805
Change in net unrealized appreciation on investments	200,318,210	13,346,082	1,116,995
NET GAIN ON INVESTMENTS	210,380,154	13,070,894	1,251,800
NET INCREASE IN NET ASSETS FROM OPERATIONS	$229,341,137	$16,100,597	$1,256,667

See accompanying Notes to Financial Statements.

Mairs and Power Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
OPERATIONS
Net investment income	$18,960,983	$28,277,094
Net realized gain (loss) on investments sold	10,061,944	25,608,835
Net change in unrealized appreciation (depreciation) of investments	200,318,210	(40,724,935)
NET INCREASE IN NET ASSETS FROM OPERATIONS	229,341,137	13,160,994
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(18,472,363)	(27,830,878)
Net realized gain on investments sold	-	(25,685,385)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(18,472,363)	(53,516,263)
CAPITAL TRANSACTIONS
Proceeds from shares sold	149,047,735	125,601,510
Reinvestment of distributions from net investment income and net realized gains	16,947,922	49,290,789
Cost of shares redeemed	(107,692,112)	(200,118,859)
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	58,303,545	(25,226,560)
TOTAL INCREASE (DECREASE) IN NET ASSETS	269,172,319	(65,581,829)
NET ASSETS
Beginning of period	1,975,127,479	2,040,709,308
End of period (including undistributed net investment income of $864,999 and $376,379, respectively)	$2,244,299,798	$1,975,127,479
FUND SHARE TRANSACTIONS
Shares sold	1,911,221	1,725,807
Shares issued for reinvested distributions	222,065	683,471
Shares redeemed	(1,390,261)	(2,783,784)
NET INCREASE (DECREASE) IN FUND SHARES	743,025	(374,506)

See accompanying Notes to Financial Statements.

Mairs and Power Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
OPERATIONS
Net investment income	$3,029,703	$5,405,111
Net realized gain (loss) on investments sold	(275,188)	42,134
Net change in unrealized appreciation (depreciation) of investments	13,346,082	(67,943)
NET INCREASE IN NET ASSETS FROM OPERATIONS	16,100,597	5,379,302
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(2,873,995)	(5,337,209)
Net realized gain on investments sold	–	(40,883)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(2,873,995)	(5,378,092)
CAPITAL TRANSACTIONS
Proceeds from shares sold	25,504,156	34,487,598
Reinvestment of distributions from net investment income and net realized gains	2,653,134	4,720,666
Cost of shares redeemed	(9,210,011)	(21,948,951)
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	18,947,279	17,259,313
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,173,881	17,260,523
NET ASSETS
Beginning of period	186,660,265	169,399,742
End of period (including undistributed net investment income of $224,049 and $68,341, respectively)	$218,834,146	$186,660,265
FUND SHARE TRANSACTIONS
Shares sold	385,385	545,647
Shares issued for reinvested distributions	39,821	75,765
Shares redeemed	(139,325)	(349,979)
NET INCREASE (DECREASE) IN FUND SHARES	285,881	271,433

See accompanying Notes to Financial Statements.

Mairs and Power Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011*
OPERATIONS
Net investment income	$4,867	$4,454
Net realized gain (loss) on investments sold	134,805	(1,981)
Net change in unrealized appreciation (depreciation) of investments	1,116,995	476,365
NET INCREASE IN NET ASSETS FROM OPERATIONS	1,256,667	478,838
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-	-
Net realized gain on investments sold	-	-
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	-	-
CAPITAL TRANSACTIONS
Proceeds from shares sold	10,397,555	4,615,501
Reinvestment of distributions from net investment income and net realized gains	-	-
Cost of shares redeemed	(359,230)	(437)
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	10,038,325	4,615,064
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,294,992	5,093,902
NET ASSETS
Beginning of period	5,193,902	100,000
End of period (including undistributed net investment income of $9,081 and $4,214, respectively)	$16,488,894	$5,193,902
FUND SHARE TRANSACTIONS
Shares sold	815,500	453,446
Shares issued for reinvested distributions	-	-
Shares redeemed	(28,516)	(40)
NET INCREASE (DECREASE) IN FUND SHARES	786,984	453,406

*  Period from August 11, 2011 (commencement of operations) through December 31, 2011.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)  June 30, 2012

Note 1 – Organization and Significant Accounting Policies

Mairs and Power Funds Trust (the Trust), a Delaware statutory trust, was formed on May 10, 2011. The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (as amended) (the 1940 Act). The Mairs and Power Growth Fund (the Growth Fund), Mairs and Power Balanced Fund (the Balanced Fund), and Mairs and Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust. The objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation. The objectives of the Balanced Fund are to provide shareholders with regular current income, the potential for capital appreciation and a moderate level of risk by investing in a diversified portfolio including bonds, preferred stocks, common stocks, and other securities convertible into common stock. The objective of the Small Cap Fund is to seek above-average long-term appreciation. Effective August 11, 2011, the Small Cap Fund was added as a new series to the Trust. Effective January 1, 2012, the Growth Fund and Balanced Fund were added as new series to the Trust.

Significant accounting policies of the Funds are as follows:

Security Valuations

Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Trust's Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of June 30, 2012, no securities in the Funds were valued using this method.

Fair Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•  Level 1 – Quoted prices in active markets for identical securities.

•  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)  June 30, 2012

Note 1 – Organization and Significant Accounting Policies (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the net assets of each Fund as of June 30, 2012:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$2,240,652,577	$142,972,129	$16,206,165
Level 2**	-	75,396,233	-
Level 3	-	-	-
Total	$2,240,652,577	$218,368,362	$16,206,165

*  All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.

**  All Level 2 investments are fixed income securities.

For detail of securities by major industry classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers between levels during the period and did not hold any Level 3 investments at either June 30, 2012 or December 31, 2011, therefore, a roll forward of Level 3 investments is not required.

On May 12, 2011, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update (ASU) No. 2011-04 modifying FASB Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management evaluated the implications of this guidance and concluded the ASU has no impact on the Funds.

Security Transactions and Investment Income

Security transactions are recorded on the date on which securities are purchased or sold. Dividend income and corporate action transactions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses are reported on an identified cost basis.

Income Taxes

Each Fund is a "regulated investment company" as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code (the Code), as amended. No provisions have been made for federal income taxes as it is the intention of each Fund to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

As of June 30, 2012, the Trust did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years, or all tax returns filed since commencement of operations for the Small Cap Fund.

The Regulated Investment Company Modernization Act of 2010 (the Act) changed various technical rules governing the tax treatment of regulated investment companies. Under the Act, the Funds will be permitted to carry forward capital losses incurred. Additionally, capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)  June 30, 2012

Note 1 – Organization and Significant Accounting Policies (continued)

Management evaluated the implications of this guidance and concluded the Act has no impact on the Funds. As of June 30, 2012, the Small Cap Fund had post-enactment short-term capital loss carryforwards equal to $582. As of June 30, 2012, the Growth Fund and Balanced Fund did not have any post-enactment capital loss carryforwards.

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Note 2 – Related-Party Transactions

Investment Management and Fund Administration Fees

Mairs and Power, Inc. (the Adviser) provides investment management and fund administration services to the Funds under written agreement (the Management Agreement) approved by the Board. Pursuant to the Management Agreement, the Adviser is paid a monthly fee on average daily net assets at the following annual rates:

	Growth Fund	Balanced Fund	Small Cap Fund*
Up to $2.5 Billion	0.60%	0.60%	0.90%
Over $2.5 Billion	0.50%	0.60%	0.90%

*  The Adviser has agreed to waive the Small Cap Fund's investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and other extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Small Cap Fund's business) from exceeding 1.25% of daily net assets through December 31, 2014. The Adviser cannot terminate this arrangement before that date without the agreement of the Board.

The fund administration fee paid to the Adviser is computed at an annual rate of 0.00281% of average daily net assets. Fund administration fees incurred for the six months ended June 30, 2012 and fund administration fees payable to the Adviser as of June 30, 2012 were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Fund administration fees incurred	$30,427	$2,881	$119
Fund administration fees payable	5,022	488	32

Pursuant to a sub-administration agreement between the Funds and U.S. Bancorp Fund Services, LLC (USBFS), the Funds are charged a sub-administration fee paid to USBFS. Sub-administration fees from USBFS incurred for the six months ended June 30, 2012 and sub-administration fees payable to USBFS as of June 30, 2012 were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Sub-administration fees paid	$168,903	$11,515	$7,662
Sub-administration fees payable	80,985	7,129	1,777

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)  June 30, 2012

Note 2 – Related-Party Transactions (continued)

Trustees' Compensation

Trustees' compensation is paid to individuals who are disinterested trustees. No compensation is paid to the owners of the Adviser, including principal officers who are not trustees of the Fund and William B. Frels, who is an interested trustee and officer of the Trust.

Note 3 – Indemnifications

In the normal course of business, the Trust enters into contracts that contain general indemnifications to other parties. The Trust's maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of loss to be remote.

Note 4 – Distributions Paid, Distributable Earnings and Investment Transactions

Net investment income and net realized capital gains (losses) may differ for financial reporting and tax purposes because of temporary or permanent book/tax differences. The tax basis net realized gains (losses) for each Fund are determined only at the end of each fiscal year. As a result, no reclassifications were made as of June 30, 2012.

Distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. Due to the timing of the distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011, were as follows:

Six months ended June 30, 2012

Distributions paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$18,472,363	$2,873,995	$-
Long-term capital gains	-	-	-
Total distributions paid	$18,472,363	$2,873,995	$-

Year ended December 31, 2011

Distributions paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$27,997,862	$5,338,028	$-
Long-term capital gains	25,518,401	40,064	-
Total distributions paid	$53,516,263	$5,378,092	$-

At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$1,356,190,122	$147,099,094	$4,694,676
Gross unrealized appreciation	$766,509,980	$46,189,219	$533,789
Gross unrealized depreciation	(148,139,890)	(7,720,459)	(58,583)
Net unrealized appreciation	$618,370,090	$38,468,760	$475,206
Undistributed ordinary income	$376,379	$68,593	$4,214
Undistributed long-term capital gains	188,763	-	-
Total distributable earnings	$565,142	$68,593	$4,214
Other accumulated earnings	-	-	(582)
Total accumulated earnings	$618,935,232	$38,537,353	$478,838

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)  June 30, 2012

Note 4 – Distributions Paid, Distributable Earnings and Investment Transactions (continued)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the tax cost basis adjustment due to receipt of return of capital distributions from certain investments.

Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments during the six months ended June 30, 2012 were as follows:

	Purchases	Sales
Growth Fund	$58,311,893	$19,362,389
Balanced Fund	21,013,044	3,171,831
Small Cap Fund	10,446,845	782,190

Purchases and sales of government securities during the six months ended June 30, 2012 were as follows:

	Purchases	Sales
Growth Fund	$-	$-
Balanced Fund	500,000	1,500,000
Small Cap Fund	-	-

Note 5 – Transactions With Affiliated Companies

The Growth Fund owned 5% or more of the voting securities of the following companies during the six months ended June 30, 2012. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Growth Fund

	Share Activity
Security Name	Balance 12/31/11	Purchases	Sales	Balance 06/30/12	Dividend Income	Fair Value at 06/30/12
H.B. Fuller Co.	2,980,000	-	130,000	2,850,000	$464,250	$87,495,000
MEDTOX Scientific, Inc.	522,500	-	-	522,500	-	14,086,600
MTS Systems Corp.	1,200,000	-	-	1,200,000	600,000	46,260,000
					$1,064,250	$147,841,600

Mairs and Power Growth Fund
FINANCIAL HIGHLIGHTS

SELECTED DATA AND RATIOS

(for a share outstanding throughout each period)

	Six Months ended	Year Ended December 31,
	June 30, 2012 (1)	2011	2010		2009	2008	2007
	(unaudited)
Per Share
Net asset value, beginning of period	$70.78	$72.16	$63.12		$52.51	$76.30	$77.10
Income from investment operations:
Net investment income	0.67	1.01	0.86		0.89	1.22	1.04
Net realized and unrealized gain (loss)	7.53	(0.45)	10.01		10.85	(22.93)	2.79
Total from investment operations	8.20	0.56	10.87		11.74	(21.71)	3.83
Distributions to shareholders from:
Net investment income	(0.65)	(1.00)	(0.86)		(0.89)	(1.22)	(1.04)
Net realized gains on unaffiliated investments sold	-	(0.94)	(0.97)		(0.24)	(0.86)	(3.59)
Contribution from Adviser	-	-	(0.04	)(2)	-	-	-
Total distributions	(0.65)	(1.94)	(1.87)		(1.13)	(2.08)	(4.63)
Contribution from Adviser	-	-	0.04	(2)	-	-	-
Net asset value, end of period	$78.33	$70.78	$72.16		$63.12	$52.51	$76.30
Total investment return	11.61%	0.74%	17.40	%(3)	22.52%	(28.51)%	4.90%
Net assets, end of period, in thousands	$2,244,300	$1,975,127	$2,040,709		$1,935,317	$1,681,717	$2,612,139
Ratios/supplemental data:
Ratio of expenses to average net assets	0.71%	0.72%	0.71%		0.71%	0.70%	0.68%
Ratio of net investment income to average net assets	1.75	1.40	1.26		1.61	1.75	1.26
Portfolio turnover rate	0.91	2.78	1.81		3.21	2.42	4.44

(1)  For the six months ended June 30, 2012, all ratios have been annualized except total investment return and portfolio turnover.

(2)  The Fund received two contributions from the Adviser related to prospect services and other expenses paid by the Fund from 1980-2009, which were in violation of the Investment Company Act of 1940. The contribution amounts, including imputed interest, were $1,192,736, or $0.04 per share based upon shares outstanding on May 21, 2010 and $8,271 or $0.0003 per share based on shares outstanding as of September 24, 2010.

(3)  For the year ended December 31, 2010, 0.08% of the Fund's total return was a result of contributions as described in footnote 2 above. Excluding the contributions, total investment return would have been 17.32%.

See accompanying Notes to Financial Statements.

Mairs and Power Balanced Fund
FINANCIAL HIGHLIGHTS

SELECTED DATA AND RATIOS

(for a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2012 (1)	2011	2010		2009	2008	2007
	(unaudited)
Per Share
Net asset value, beginning of period	$62.15	$62.01	$55.76		$47.80	$63.19	$63.06
Income from investment operations:
Net investment income	0.95	1.85	1.81		1.88	1.98	1.89
Net realized and unrealized gain (loss)	4.33	0.13	6.29		8.08	(15.12)	0.82
Total from investment operations	5.28	1.98	8.10		9.96	(13.14)	2.71
Distributions to shareholders from:
Net investment income	(0.90)	(1.83)	(1.81)		(1.86)	(1.98)	(1.89)
Net realized gains on investments sold	-	(0.01)	(0.04)		(0.11)	(0.27)	(0.69)
Contribution from Adviser	-	-	(0.06	)(2)	-	-	-
Return of capital	-	-	(0.00	)(3)	(0.03)	-	-
Total distributions	(0.90)	(1.84)	(1.91)		(2.00)	(2.25)	(2.58)
Contribution from Adviser	-	-	0.06	(2)	-	-	-
Net asset value, end of period	$66.53	$62.15	$62.01		$55.76	$47.80	$63.19
Total investment return	8.50%	3.23%	14.87	%(4)	21.35%	(21.12)%	4.28%
Net assets, end of period, in thousands	$218,834	$186,660	$169,400		$136,404	$107,989	$145,644
Ratios/supplemental data:
Ratio of expenses to average net assets	0.74%	0.79%	0.81%		0.83%	0.80%	0.77%
Ratio of net investment income to average net assets	2.96	2.99	3.13		3.73	3.45	2.92
Portfolio turnover rate	2.35	9.12	5.93		18.92	17.31	9.07

(1)  For the six months ended June 30, 2012, all ratios have been annualized except total investment return and portfolio turnover.

(2)  The Fund received two contributions from the Adviser related to prospect services and other expenses paid by the Fund from 1980-2009, which were in violation of the Investment Company Act of 1940. The contribution amounts, including imputed interest, were $161,030 or $0.06 per share based upon shares outstanding on May 21, 2010 and $5,841 or $0.002 per share based on shares outstanding as of September 24, 2010.

(3)  Return of capital in 2010 is $0.003 per share.

(4)  For the year ended December 31, 2010, 0.11% of the Fund's total return was a result of contributions as described in footnote 2 above. Excluding the contributions, total investment return would have been 14.76%.

See accompanying Notes to Financial Statements.

Mairs and Power Small Cap Fund
FINANCIAL HIGHLIGHTS

SELECTED DATA AND RATIOS

(for a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (1)	August 11, 2011 * Through December 31, 2011 (1)
	(unaudited)
Per Share
Net asset value, beginning of period	$11.21	$10.00
Income from investment operations:
Net investment income	0.01	0.01
Net realized and unrealized gain (loss)	1.97	1.20
Total from investment operations	1.98	1.21
Distributions to shareholders from:
Net investment income	-	-
Net realized gains on investments sold	-	-
Total distributions	-	-
Net asset value, end of period	$13.19	$11.21
Total investment return	17.66%	12.10%
Net assets, end of period, in thousands	$16,489	$5,194
Ratios/supplemental data:
Ratio of expenses to average net assets
Before expense reimbursement	2.55%	7.98%
After expense reimbursement	1.25%	1.25%
Ratio of net investment income to average net assets
Before expense reimbursement	(1.18)%	(6.41)%
After expense reimbursement	0.12%	0.32%
Portfolio turnover rate	9.04%	4.52%

*  Commencement of operations.

(1)  For the six months ended June 30, 2012 and the period ended December 31, 2011, all ratios have been annualized except total investment return and portfolio turnover.

See accompanying Notes to Financial Statements.

FUND EXPENSES (unaudited)

As a shareholder of the Funds, you incur ongoing expenses for the operation of the Funds (e.g., asset-based charges, such as investment management fees). The Trust contains "no-load" mutual funds. As a result, shareholders pay no commissions, fees, or expenses associated with sales representatives or sales charges.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The table below reports the Funds' expenses during the period January 1, 2012 through June 30, 2012 and includes the costs associated with a $1,000 investment.

Actual Expenses

The first line in the tables below may be used to estimate the actual expenses you paid over the reporting period. You can do this by dividing your account value by $1,000 and multiplying the result by the expense shown in the table below. For example, if your account value is $8,600, divided by $1,000 = $8.60. Multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period." By doing this you can estimate the expenses you paid on your account during this period.

Hypothetical Example

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expenses and assumed returns of 5% per year before expenses, which are not the Funds' actual returns. The results may be used to provide you with a basis for comparing the ongoing costs of investing in the Funds with the costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that these hypothetical examples may not be used to estimate the actual ending account balances or expenses you paid during the period.

Mairs and Power Growth Fund

	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During Period *
Actual return	$1,000.00	$1,116.10	$3.74
Hypothetical assumed 5% return	$1,000.00	$1,021.33	$3.57

*  The Fund's expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 0.71%, multiplied by the average account value over the Fund's first fiscal half-year, multiplied by the number of days in the Fund's first fiscal half-year (182 days), divided by 366 days.

Mairs and Power Balanced Fund

	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During Period *
Actual return	$1,000.00	$1,085.00	$3.84
Hypothetical assumed 5% return	$1,000.00	$1,021.18	$3.72

*  The Fund's expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 0.74%, multiplied by the average account value over the Fund's first fiscal half-year, multiplied by the number of days in the Fund's first fiscal half-year (182 days), divided by 366 days.

FUND EXPENSES (unaudited) (continued)

Mairs and Power Small Cap Fund

	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During Period *
Actual return	$1,000.00	$1,176.60	$6.76
Hypothetical assumed 5% return	$1,000.00	$1,018.65	$6.27

*  The Fund's expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.25%, multiplied by the average account value over the Fund's first fiscal half-year, multiplied by the number of days in the Fund's first fiscal half-year (182 days), divided by 366 days.

PROXY VOTING (unaudited)

Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Shareholder Services at (800) 304-7404 and requesting a copy of the Statement of Additional Information (SAI) and (ii) on the Securities and Exchange Commission's (SEC's) website at www.sec.gov (access Form N-1A).

Information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at www.mairsandpower.com and on the SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (unaudited)

The Trust files a complete schedule of portfolio holdings on Form N-Q for the first and third quarter-ends and on Form N-CSR for the second and fourth quarter-ends with the SEC. The Trust's Forms N-Q and N-CSR are available on the SEC's website at www.sec.gov. Forms N-Q and N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The schedule of portfolio holdings is also printed in the Trust's semi-annual and annual reports to shareholders, which are available without charge by calling Shareholder Services at (800) 304-7404 or by visiting www.mairsandpower.com.

A complete copy of the Trust's portfolio holdings will also be available on or about 15 days following each quarter-end on the Fund's website at www.mairsandpower.com.

RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited)

The Funds' Board of Trustees (the Trustees) unanimously approved the Advisory Contract between the Mairs and Power Funds Trust (the Trust) and Mairs and Power, Inc. (the Manager) at the Funds' Board Meeting held on May 17, 2012.

The Mairs and Power Growth Fund, Mairs and Power Balanced Fund and Mairs and Power Small Cap Fund (each a Fund and collectively the Funds) are series within the Trust.

In preparation for the May 17, 2012 Board Meeting, the Manager provided the Trustees with extensive materials that are relevant to the Trustees' consideration of the Investment Advisory Contract. The independent Trustees discussed the materials and the proposed renewal of the Advisory Contract in a private session with legal counsel present, but with no representatives of the Manager being present. In reaching their decision to renew the Funds' Advisory Contract with the Manager, the Trustees considered all factors they believed to be relevant. Each of these factors and the conclusions reached by the Trustees with respect to these factors helped form the basis for the decision to renew the Advisory Contract with the Manager and will be discussed below.

Investment Performance

The Trustees considered the investment results for the Funds compared to those mutual funds with similar investment objectives as determined by Morningstar and to the Funds' respective performance benchmarks. In addition to the materials received by the Trustees before the May 17, 2012 Board Meeting, the Trustees receive detailed performance information at each regular Board Meeting during the year. At the May 17, 2012 Meeting, the Trustees reviewed the comparative performance information over 1, 3, 5 and 10 year periods ending with the quarter preceding the meeting. The Trustees noted that the Growth Fund's investment performance has been in the upper tier of Morningstar's peer group of mutual funds with similar investment objectives over all four of those time periods. The Growth Fund has also exceeded index performance over all of the four time periods. They noted that the Balanced Fund's investment performance also has been in the upper tier of Morningstar's peer group of mutual funds with similar investment

RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited) (continued)

objectives over all four of those time periods and has exceeded the composite benchmark (60% S&P 500 and 40% Barclays Capital Government/Credit) over three of the four time periods. Finally the Trustees noted that the Small Cap Fund's performance has been in the upper tier of Morningstar's peer group of mutual funds with similar investment objectives for the first quarter in 2012 and has exceeded its performance benchmark during that period. Based upon their review, the Trustees concluded that the Funds' investment performance has been satisfactory.

Management Fees

In evaluating the level of the management fees to be paid to the Manager, the Trustees considered both the level of the Funds' management fees and overall expenses compared to those of other similar mutual funds, as well as the quality and quantity of advisory and other services provided by the Manager. The Trustees noted that the management fees paid to the Manager by the Funds are either below or in line with the average fees for mutual fund managers generally, for Morningstar's respective peer group for each Fund and for groups of competitive funds identified by the Manager. Additionally, the Trustees noted that the Funds' total expense ratios are below or in line with the average total expense ratios of actively-managed funds in their Morningstar peer groups and for the groups of competitive funds identified by the Manager. The Trustees also considered the Manager's agreement to waive fees and reimburse the Small Cap Fund's expenses through December 31, 2014 to the extent necessary to limit the annual operating expenses of the Fund for each fiscal year, as a percentage of the Fund's average daily net assets, to 1.25%.

The Trustees then reviewed the fees the Manager charges its non-mutual fund advisory clients (Advisory Clients) with investment objectives similar to those of the Funds. The fee rates payable by the Manager's Advisory Clients range from being exactly the same as the fees paid by the Funds to being lower than the fees paid by the Funds (the Manager's larger Advisory Clients, many of which are institutional clients, fall into this latter category). The Manager provided the Trustees with information about the differences in the scope of services provided to its Advisory Clients compared with the scope of those it provides to the Funds. The level of investment decision-making is considerably higher with respect to the Funds, as cash flows result in purchases and sales decisions being made by the Manager for the Funds on most trading days of the year. Other differences include the fact that the Manager provides the Funds with office facilities and Fund Officers. Having considered all of these factors, the Trustees concluded that the nature and extent of services provided to the Funds merit higher management fees than those paid by the Manager's Advisory Clients.

With respect to the quality and extent of the Manager's services provided to the Funds, the solid investment performance records over the most recent 1, 3, 5, and 10 year periods for the Growth and Balanced Funds stands out, along with the Funds' "B" Morningstar rating for stewardship (most recent rating available). The Trustees also considered the performance of the Small Cap Fund since inception. Additionally, they took into account the Manager's on-going response to regulatory compliance requirements under Rule 38a-1, along with a satisfactory annual review of the Compliance Program which was completed on October 31, 2011 and presented to the Trustees at the December 16, 2011 Board Meeting. The Trustees concluded that overall they were satisfied with the nature, extent and quality of services to be provided by the Manager under the existing Advisory Contract. They further concluded that the Funds' management fees are fair and reasonable for the services provided and the risks assumed by the Manager.

Costs of Services Provided and Profitability to the Manager

At the request of the Trustees, the Manager provided profitability information for the most recent three calendar years. The information addressed the Manager's overall profitability and also broke it down between the Manager's advisory business and the Manager's mutual fund business. The profitability of the mutual fund business was further broken down among the Growth, Balanced and Small Cap Funds. The Trustees reviewed the Manager's assumptions and methods of allocation used. The Manager stated its belief that the methods of allocation used are reasonable, while acknowledging that there do not appear to be commonly accepted standards for making these kinds of profitability determinations. The Trustees believe that the Manager should be entitled to earn a reasonable level of profit for the services it provides to the Funds. The Trustees also considered that the Manager expects net losses on the Small Cap Fund until it is able to attract sufficient assets, due to the Manager's expense limitation

RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited) (continued)

agreement discussed above. Based on their overall review, the Trustees concluded that the Manager's level of profitability from its relationship with the Funds is reasonable.

Other Benefits to Fund Manager

The Trustees considered that the Manager's advisory business might benefit from informal soft dollar arrangements whereby the Manager would receive proprietary investment research services from broker/dealers that execute the Funds' purchases and sales of securities. The Trustees received and reviewed information concerning the Funds' Brokerage Committee and the method by which Fund brokerage is allocated based upon the internally rated quality of brokerage and research services. The Trustees reviewed the Funds' data for the one-year period ending March 31, 2012 showing the dollar amount of commissions allocated among broker/dealers used by the Manager to pay for brokerage services and proprietary research. Similar data showing the dollar amount of commissions allocated is provided to the Trustees at each regular Board Meeting during the year. The Trustees recognized that the profitability of the Manager's advisory business would be lower if it did not receive proprietary research for soft dollars in connection with the Funds' brokerage activity. While difficult to measure, it was concluded by the Trustees that the benefit the Manager receives in this way is fairly modest, particularly given the Funds' relatively low portfolio turnover rates. The Trustees noted that the Manager derives reputational benefits from its association with the Funds as well.

Economies of Scale

The management fees for the Growth and Balanced Funds, which the Manager has been paid for more than twenty-five years, have always been towards the low end of the mutual fund advisory management fee range. In addition, pursuant to an expense waiver agreement mentioned above, the Manager has agreed to waive fees and reimburse the Small Cap Fund's expenses through December 31, 2014 to the extent necessary to limit the annual operating expenses of the Fund for each fiscal year, as a percentage of the Fund's average daily net assets, to 1.25%. The Manager's approach has been to keep costs to the Funds as low as reasonably possible, including the cost of management fees. At the same time, the Manager believes, and the Trustees concur, that it is entitled to earn reasonable returns on its mutual fund business. The Manager acknowledges that while it is difficult to pinpoint the economies of scale to be realized in the Funds' sizes at any particular asset level, there is no question that such economies exist. Accordingly, the Manager, under the terms of the advisory contract for the Growth Fund established a breakpoint at the $2.5 billion asset level. The breakpoint reduces the management fee applicable to assets managed in excess of $2.5 billion from 60 basis points (0.6 of 1%) to 50 basis points (0.5 of 1%). The Trustees reaffirmed their conclusion that establishing this breakpoint at $2.5 billion forms a reasonable basis for having management fee levels reflect economies of scale for the benefit of Fund shareholders. The Growth Fund's assets are below the breakpoint as of the printing of this Semi-Annual Report. The Manager believes, and the Trustees concur, that the consideration of establishing a breakpoint at some asset level would be an appropriate way for the Manager to share its economies of scale in the event that the Balanced and Small Cap Funds were to grow their assets substantially. However, at the current level of assets and considering that the management fees are towards the low end of what other mutual fund managers charge, the Trustees concluded that the absence of breakpoints in the Balanced and Small Cap Funds' management fees are reasonable at this time.

HOUSEHOLDING (unaudited)

In an effort to decrease costs, the Trust intends to reduce the number of duplicate Summary Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call Shareholder Services at 800-304-7404 to request individual copies of these documents. Once notification to stop householding is received, the Trust will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY POLICY NOTICE

Our Promise to You

As a shareholder of the Mairs and Power Mutual Funds (Funds), you share both personal and financial information with us. Your privacy is important to us, and we are dedicated to safeguarding your personal and financial information.

Information Provided by Shareholders

In the normal course of doing business, we typically obtain the following non-public personal information about our shareholders:

•  Personal information regarding our shareholders' identity such as name, address and social security number;

•  Information regarding fund transactions effected by us; and

•  Shareholder financial information such as net-worth, assets, income, bank account information and account balances.

How We Manage and Protect Your Personal Information

We do not sell information about current or former shareholders to third parties, nor is it our practice to disclose such information to third parties unless requested or permitted to do so by a shareholder or shareholder representative or, if necessary, in order to process a transaction, service an account or as permitted by law. Additionally, we may share information with outside companies that perform administrative services for us. However, our arrangements with these service providers require them to treat your information as confidential.

In order to protect your personal information, we maintain physical, electronic and procedural safeguards to protect your personal information. Our Privacy Policy restricts the use of shareholder information and requires that it be held in strict confidence.

Shareholder Notifications

We are required by law to annually provide a notice describing our privacy policy. In addition, we will inform you promptly if there are changes to our policy. Please contact us at 1-800-304-7404 with questions about this notice.

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MAIRS AND POWER FUNDS TRUST

Mairs and Power Growth Fund, established 1958
Mairs and Power Balanced Fund, established 1961
Mairs and Power Small Cap Fund, established 2011

A No-Load Funds Trust

For Shareholder Services
Call (800) 304-7404
Or write to:

(via Regular Mail) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street P. O. Box 701 Milwaukee, WI 53201-0701	(via Overnight or Express Mail) c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-0701

For Fund literature and information, visit the Trust's website at:
www.mairsandpower.com

Investment Manager

W1520 First National Bank Building
332 Minnesota Street
Saint Paul, MN 55101

Custodian

U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Officers and Trustees

William B. Frels, President & Trustee

Jon A. Theobald, Secretary

Mark L. Henneman, Vice President

Ronald L. Kaliebe, Vice President

Andrew R. Adams, Vice President

Andrea C. Stimmel, Chief Compliance Officer & Treasurer

Norbert J. Conzemius, Chair & Trustee

Bert J. McKasy, Trustee

Charles M. Osborne, Audit Committee
Chair & Trustee

Mary Schmid Daugherty, Trustee

Mairs and Power, Inc.
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI 53202-0701

Item 2. Code of Ethics.

The registrant adopted its amended Code of Ethics for the Principal Executive Officer and Principal Financial Officer. The amended Code of Ethics is attached as exhibit 12(a)(1) to this form.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)          Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

(b)         Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)          The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)       (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Attached as exhibits 12(a)(1) to this form.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Attached as exhibits 12(a)(2).1 and 12(a)(2).2 to this form.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to registrant.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Attached as exhibit 12(b) to this form.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Funds Trust

By (Signature and Title)*		/s/ William B. Frels
William B. Frels, President
Principal Executive Officer

Date	9/6/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William B. Frels
William B. Frels, President
Principal Executive Officer

Date	9/6/2012

By (Signature and Title)*		/s/ Andrea C. Stimmel
Andrea C. Stimmel, Chief Compliance Officer & Treasurer
Principal Financial Officer

Date	9/6/2012

* Print the name and title of each signing officer under his or her signature.

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